PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 96.5%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.*	13,280	$9,530,259
Boeing Co. (The)*	128,036	27,634,010
General Dynamics Corp.	43,060	14,683,460
General Electric Co.	179,555	54,013,735
Howmet Aerospace, Inc.	68,192	13,381,316
Huntington Ingalls Industries, Inc.	6,600	1,900,206
L3Harris Technologies, Inc.	32,080	9,797,553
Lockheed Martin Corp.	35,568	17,755,901
Northrop Grumman Corp.	23,066	14,054,575
RTX Corp.	226,648	37,925,010
Textron, Inc.	30,750	2,598,068
TransDigm Group, Inc.	9,520	12,547,550
		215,821,643
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	19,900	2,634,760
Expeditors International of Washington, Inc.	23,900	2,929,901
FedEx Corp.	36,740	8,663,659
United Parcel Service, Inc. (Class B Stock)	125,000	10,441,250
		24,669,570
Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	37,100	3,198,762
Automobiles — 2.3%
Ford Motor Co.	662,059	7,918,226
General Motors Co.	161,200	9,828,364
Tesla, Inc.*	475,250	211,353,180
		229,099,770
Banks — 3.4%
Bank of America Corp.	1,135,732	58,592,414
Citigroup, Inc.	311,722	31,639,783
Citizens Financial Group, Inc.(a)	73,900	3,928,524
Fifth Third Bancorp	112,049	4,991,783
Huntington Bancshares, Inc.	246,275	4,253,169
JPMorgan Chase & Co.	465,695	146,894,174
KeyCorp	157,800	2,949,282
M&T Bank Corp.	26,461	5,229,223
PNC Financial Services Group, Inc. (The)	66,643	13,390,578
Regions Financial Corp.	151,112	3,984,823
Truist Financial Corp.	218,326	9,981,865
U.S. Bancorp	264,581	12,787,200
Wells Fargo & Co.	542,576	45,478,720
		344,101,538
Beverages — 1.0%
Brown-Forman Corp. (Class B Stock)(a)	31,125	842,865
Coca-Cola Co. (The)	657,650	43,615,348
Constellation Brands, Inc. (Class A Stock)(a)	24,100	3,245,547
Keurig Dr. Pepper, Inc.	231,400	5,903,014
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)(a)	29,800	$1,348,450
Monster Beverage Corp.*	119,590	8,049,603
PepsiCo, Inc.	231,844	32,560,171
		95,564,998
Biotechnology — 1.5%
AbbVie, Inc.	299,189	69,274,221
Amgen, Inc.	91,094	25,706,727
Biogen, Inc.*	24,655	3,453,672
Gilead Sciences, Inc.	210,100	23,321,100
Incyte Corp.*	27,070	2,295,807
Moderna, Inc.*(a)	57,400	1,482,642
Regeneron Pharmaceuticals, Inc.	17,250	9,699,157
Vertex Pharmaceuticals, Inc.*	43,400	16,997,176
		152,230,502
Broadline Retail — 3.7%
Amazon.com, Inc.*	1,643,800	360,929,166
eBay, Inc.	77,400	7,039,530
		367,968,696
Building Products — 0.5%
A.O. Smith Corp.	20,300	1,490,223
Allegion PLC	14,733	2,612,898
Builders FirstSource, Inc.*(a)	18,900	2,291,625
Carrier Global Corp.	135,867	8,111,260
Johnson Controls International PLC	110,815	12,184,109
Lennox International, Inc.(a)	5,420	2,869,131
Masco Corp.	35,430	2,493,918
Trane Technologies PLC	37,600	15,865,696
		47,918,860
Capital Markets — 3.4%
Ameriprise Financial, Inc.	15,930	7,825,613
Bank of New York Mellon Corp. (The)	119,449	13,015,163
Blackrock, Inc.	24,390	28,435,569
Blackstone, Inc.	124,800	21,322,080
Cboe Global Markets, Inc.	17,700	4,340,925
Charles Schwab Corp. (The)	289,600	27,648,112
CME Group, Inc.	61,460	16,605,877
Coinbase Global, Inc. (Class A Stock)*	38,300	12,925,867
FactSet Research Systems, Inc.	6,500	1,862,185
Franklin Resources, Inc.(a)	52,300	1,209,699
Goldman Sachs Group, Inc. (The)	51,270	40,828,865
Interactive Brokers Group, Inc. (Class A Stock)(a)	75,400	5,188,274
Intercontinental Exchange, Inc.	97,390	16,408,267
Invesco Ltd.	76,300	1,750,322
KKR & Co., Inc.	116,100	15,087,195
Moody’s Corp.	26,090	12,431,363
Morgan Stanley	205,478	32,662,783
MSCI, Inc.	13,190	7,484,138
Nasdaq, Inc.	76,700	6,784,115
Northern Trust Corp.	32,300	4,347,580
Raymond James Financial, Inc.	30,050	5,186,630
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Robinhood Markets, Inc. (Class A Stock)*	131,000	$18,756,580
S&P Global, Inc.	52,926	25,759,613
State Street Corp.	48,575	5,635,186
T. Rowe Price Group, Inc.(a)	37,700	3,869,528
		337,371,529
Chemicals — 1.0%
Air Products & Chemicals, Inc.	37,650	10,267,908
Albemarle Corp.(a)	19,900	1,613,492
CF Industries Holdings, Inc.	27,600	2,475,720
Corteva, Inc.	114,956	7,774,474
Dow, Inc.	118,822	2,724,589
DuPont de Nemours, Inc.	70,756	5,511,892
Eastman Chemical Co.	19,800	1,248,390
Ecolab, Inc.	42,900	11,748,594
International Flavors & Fragrances, Inc.	43,340	2,667,144
Linde PLC	79,400	37,715,000
LyondellBasell Industries NV (Class A Stock)(a)	44,100	2,162,664
Mosaic Co. (The)	54,000	1,872,720
PPG Industries, Inc.	38,700	4,067,757
Sherwin-Williams Co. (The)	39,400	13,642,644
		105,492,988
Commercial Services & Supplies — 0.5%
Cintas Corp.	58,100	11,925,606
Copart, Inc.*	150,600	6,772,482
Republic Services, Inc.	34,635	7,948,040
Rollins, Inc.	47,625	2,797,492
Veralto Corp.	41,966	4,473,995
Waste Management, Inc.	61,930	13,676,002
		47,593,617
Communications Equipment — 0.9%
Arista Networks, Inc.*	174,500	25,426,395
Cisco Systems, Inc.	670,675	45,887,583
F5, Inc.*	9,750	3,151,103
Motorola Solutions, Inc.	28,127	12,862,196
		87,327,277
Construction & Engineering — 0.2%
EMCOR Group, Inc.	7,580	4,923,513
Quanta Services, Inc.	25,300	10,484,826
		15,408,339
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,200	6,428,856
Vulcan Materials Co.	22,300	6,859,926
		13,288,782
Consumer Finance — 0.6%
American Express Co.	91,850	30,508,896
Capital One Financial Corp.	108,292	23,020,713
Synchrony Financial	62,930	4,471,177
		58,000,786
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	75,112	$69,525,921
Dollar General Corp.	37,300	3,854,955
Dollar Tree, Inc.*	32,847	3,099,771
Kroger Co. (The)	103,000	6,943,230
Sysco Corp.	80,800	6,653,072
Target Corp.	76,868	6,895,060
Walmart, Inc.	743,400	76,614,804
		173,586,813
Containers & Packaging — 0.2%
Amcor PLC	390,400	3,193,472
Avery Dennison Corp.	13,200	2,140,644
Ball Corp.	47,300	2,384,866
International Paper Co.(a)	89,167	4,137,349
Packaging Corp. of America	15,100	3,290,743
Smurfit WestRock PLC	88,361	3,761,528
		18,908,602
Distributors — 0.1%
Genuine Parts Co.(a)	23,625	3,274,425
LKQ Corp.	44,600	1,362,084
Pool Corp.(a)	5,520	1,711,586
		6,348,095
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,211,071	34,200,645
Verizon Communications, Inc.	714,088	31,384,168
		65,584,813
Electric Utilities — 1.5%
Alliant Energy Corp.	43,500	2,932,335
American Electric Power Co., Inc.(a)	90,240	10,152,000
Constellation Energy Corp.	52,824	17,382,794
Duke Energy Corp.	131,748	16,303,815
Edison International	65,500	3,620,840
Entergy Corp.	76,100	7,091,759
Evergy, Inc.	39,000	2,964,780
Eversource Energy	62,000	4,410,680
Exelon Corp.	171,973	7,740,505
FirstEnergy Corp.	86,880	3,980,841
NextEra Energy, Inc.	348,700	26,323,363
NRG Energy, Inc.	32,700	5,295,765
PG&E Corp.	370,300	5,584,124
Pinnacle West Capital Corp.(a)	19,300	1,730,438
PPL Corp.(a)	125,100	4,648,716
Southern Co. (The)	187,300	17,750,421
Xcel Energy, Inc.	97,595	7,871,037
		145,784,213
Electrical Equipment — 0.8%
AMETEK, Inc.	39,300	7,388,400
Eaton Corp. PLC	65,911	24,667,192
Emerson Electric Co.(a)	95,800	12,567,044
GE Vernova, Inc.	46,108	28,351,809
Generac Holdings, Inc.*	10,200	1,707,480
Hubbell, Inc.	9,100	3,915,821

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	19,220	$6,717,967
		85,315,713
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	206,700	25,579,125
CDW Corp.	22,600	3,599,728
Corning, Inc.	132,000	10,827,960
Jabil, Inc.	18,100	3,930,777
Keysight Technologies, Inc.*	29,100	5,090,172
TE Connectivity PLC (Switzerland)	50,600	11,108,218
Teledyne Technologies, Inc.*	7,939	4,652,571
Trimble, Inc.*	40,300	3,290,495
Zebra Technologies Corp. (Class A Stock)*	8,780	2,609,065
		70,688,111
Energy Equipment & Services — 0.2%
Baker Hughes Co.	168,448	8,206,787
Halliburton Co.	144,400	3,552,240
Schlumberger NV	254,398	8,743,659
		20,502,686
Entertainment — 1.5%
Electronic Arts, Inc.	38,100	7,684,770
Live Nation Entertainment, Inc.*	26,600	4,346,440
Netflix, Inc.*	71,970	86,286,273
Take-Two Interactive Software, Inc.*	29,350	7,582,866
TKO Group Holdings, Inc.	11,300	2,282,148
Walt Disney Co. (The)	304,522	34,867,769
Warner Bros Discovery, Inc.*	419,308	8,189,085
		151,239,351
Financial Services — 3.9%
Apollo Global Management, Inc.	77,900	10,381,733
Berkshire Hathaway, Inc. (Class B Stock)*	311,350	156,528,099
Block, Inc.*	93,000	6,721,110
Corpay, Inc.*	12,000	3,456,720
Fidelity National Information Services, Inc.	88,400	5,829,096
Fiserv, Inc.*	92,000	11,861,560
Global Payments, Inc.	41,013	3,407,360
Jack Henry & Associates, Inc.(a)	12,350	1,839,285
Mastercard, Inc. (Class A Stock)	139,290	79,229,545
PayPal Holdings, Inc.*	161,800	10,850,308
Visa, Inc. (Class A Stock)	287,700	98,215,026
		388,319,842
Food Products — 0.5%
Archer-Daniels-Midland Co.(a)	81,038	4,841,210
Bunge Global SA	23,700	1,925,625
Campbell’s Company (The)(a)	33,400	1,054,772
Conagra Brands, Inc.	81,200	1,486,772
General Mills, Inc.(a)	90,500	4,563,010
Hershey Co. (The)(a)	25,000	4,676,250
Hormel Foods Corp.	49,300	1,219,682
J.M. Smucker Co. (The)	18,000	1,954,800
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Kellanova	47,550	$3,900,051
Kraft Heinz Co. (The)(a)	144,337	3,758,536
Lamb Weston Holdings, Inc.	24,400	1,417,152
McCormick & Co., Inc.	42,700	2,857,057
Mondelez International, Inc. (Class A Stock)(a)	219,711	13,725,346
Tyson Foods, Inc. (Class A Stock)	48,500	2,633,550
		50,013,813
Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	4,593,175
Ground Transportation — 0.9%
CSX Corp.	315,716	11,211,075
J.B. Hunt Transport Services, Inc.	12,900	1,730,793
Norfolk Southern Corp.	38,000	11,415,580
Old Dominion Freight Line, Inc.(a)	31,300	4,406,414
Uber Technologies, Inc.*	353,200	34,603,004
Union Pacific Corp.	100,350	23,719,730
		87,086,596
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	294,725	39,475,466
Align Technology, Inc.*	11,320	1,417,490
Baxter International, Inc.(a)	86,500	1,969,605
Becton, Dickinson & Co.	48,699	9,114,992
Boston Scientific Corp.*	250,949	24,500,151
Cooper Cos., Inc. (The)*(a)	33,720	2,311,843
Dexcom, Inc.*	66,120	4,449,215
Edwards Lifesciences Corp.*	99,850	7,765,334
GE HealthCare Technologies, Inc.	77,518	5,821,602
Hologic, Inc.*	38,050	2,567,994
IDEXX Laboratories, Inc.*(a)	13,540	8,650,571
Insulet Corp.*	11,900	3,673,887
Intuitive Surgical, Inc.*	60,660	27,128,972
Medtronic PLC	216,928	20,660,223
ResMed, Inc.(a)	24,800	6,788,504
Solventum Corp.*	24,797	1,810,181
STERIS PLC	16,700	4,132,248
Stryker Corp.	58,370	21,577,638
Zimmer Biomet Holdings, Inc.(a)	33,686	3,318,071
		197,133,987
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.(a)	40,675	6,384,348
Cencora, Inc.(a)	32,800	10,250,984
Centene Corp.*	78,968	2,817,578
Cigna Group (The)	45,132	13,009,299
CVS Health Corp.	215,499	16,246,470
DaVita, Inc.*	6,000	797,220
Elevance Health, Inc.	38,140	12,323,797
HCA Healthcare, Inc.(a)	27,700	11,805,740
Henry Schein, Inc.*(a)	17,400	1,154,838
Humana, Inc.	20,430	5,315,273
Labcorp Holdings, Inc.	14,200	4,076,252
McKesson Corp.	21,067	16,275,100
Molina Healthcare, Inc.*	9,400	1,798,784
Quest Diagnostics, Inc.(a)	18,900	3,601,962

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	153,370	$52,958,661
Universal Health Services, Inc. (Class B Stock)	9,500	1,942,180
		160,758,486
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(a)	26,380	2,198,509
Healthpeak Properties, Inc.	119,300	2,284,595
Ventas, Inc.(a)	76,904	5,382,511
Welltower, Inc.	107,500	19,150,050
		29,015,665
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	108,226	1,842,006
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	72,600	8,815,092
Booking Holdings, Inc.	5,480	29,588,000
Carnival Corp.*	183,800	5,313,658
Chipotle Mexican Grill, Inc.*	227,050	8,898,090
Darden Restaurants, Inc.	20,100	3,826,236
Domino’s Pizza, Inc.(a)	5,200	2,244,892
DoorDash, Inc. (Class A Stock)*	62,600	17,026,574
Expedia Group, Inc.	20,000	4,275,000
Hilton Worldwide Holdings, Inc.	39,800	10,325,712
Las Vegas Sands Corp.	52,300	2,813,217
Marriott International, Inc. (Class A Stock)(a)	38,073	9,915,732
McDonald’s Corp.	121,760	37,001,646
MGM Resorts International*(a)	35,300	1,223,498
Norwegian Cruise Line Holdings Ltd.*	75,500	1,859,565
Royal Caribbean Cruises Ltd.(a)	42,600	13,784,508
Starbucks Corp.(a)	193,000	16,327,800
Wynn Resorts Ltd.	14,200	1,821,434
Yum! Brands, Inc.	47,100	7,159,200
		182,219,854
Household Durables — 0.3%
D.R. Horton, Inc.(a)	47,100	7,982,037
Garmin Ltd.	27,700	6,820,294
Lennar Corp. (Class A Stock)	38,500	4,852,540
Mohawk Industries, Inc.*	8,900	1,147,388
NVR, Inc.*(a)	480	3,856,637
PulteGroup, Inc.	33,385	4,411,160
		29,070,056
Household Products — 0.8%
Church & Dwight Co., Inc.	41,500	3,636,645
Clorox Co. (The)(a)	21,000	2,589,300
Colgate-Palmolive Co.	136,800	10,935,792
Kimberly-Clark Corp.(a)	56,438	7,017,501
Procter & Gamble Co. (The)	397,176	61,026,092
		85,205,330
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	1,585,780
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Corp.	54,000	$10,579,680
		12,165,460
Industrial Conglomerates — 0.4%
3M Co.	90,190	13,995,684
Honeywell International, Inc.	107,450	22,618,225
		36,613,909
Industrial REITs — 0.2%
Prologis, Inc.	157,180	18,000,254
Insurance — 1.8%
Aflac, Inc.	81,500	9,103,550
Allstate Corp. (The)	44,628	9,579,400
American International Group, Inc.	93,829	7,369,330
Aon PLC (Class A Stock)	36,625	13,059,742
Arch Capital Group Ltd.	63,500	5,761,355
Arthur J. Gallagher & Co.	43,350	13,427,229
Assurant, Inc.	8,800	1,906,080
Brown & Brown, Inc.	46,900	4,398,751
Chubb Ltd.	63,530	17,931,342
Cincinnati Financial Corp.	26,528	4,194,077
Erie Indemnity Co. (Class A Stock)(a)	4,260	1,355,362
Everest Group Ltd.	7,300	2,556,679
Globe Life, Inc.	14,175	2,026,600
Hartford Insurance Group, Inc. (The)	47,600	6,349,364
Loews Corp.	30,026	3,014,310
Marsh & McLennan Cos., Inc.	83,200	16,767,296
MetLife, Inc.	94,580	7,790,555
Principal Financial Group, Inc.	34,300	2,843,813
Progressive Corp. (The)	99,200	24,497,440
Prudential Financial, Inc.	59,600	6,182,904
Travelers Cos., Inc. (The)	38,048	10,623,762
W.R. Berkley Corp.(a)	50,950	3,903,789
Willis Towers Watson PLC(a)	16,500	5,699,925
		180,342,655
Interactive Media & Services — 7.0%
Alphabet, Inc. (Class A Stock)	985,180	239,497,258
Alphabet, Inc. (Class C Stock)	790,900	192,623,695
Match Group, Inc.	40,700	1,437,524
Meta Platforms, Inc. (Class A Stock)	367,360	269,781,837
		703,340,314
IT Services — 0.9%
Accenture PLC (Ireland) (Class A Stock)	105,450	26,003,970
Akamai Technologies, Inc.*	24,200	1,833,392
Cognizant Technology Solutions Corp. (Class A Stock)	82,700	5,546,689
EPAM Systems, Inc.*	9,640	1,453,615
Gartner, Inc.*	12,770	3,356,850
GoDaddy, Inc. (Class A Stock)*	23,900	3,270,237
International Business Machines Corp.	157,725	44,503,686
VeriSign, Inc.(a)	14,300	3,997,851
		89,966,290

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.0%
Hasbro, Inc.	22,250	$1,687,662
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.(a)	48,582	6,235,500
Bio-Techne Corp.(a)	26,720	1,486,434
Charles River Laboratories International, Inc.*	8,300	1,298,618
Danaher Corp.	107,900	21,392,254
IQVIA Holdings, Inc.*	28,400	5,394,296
Mettler-Toledo International, Inc.*(a)	3,480	4,272,083
Revvity, Inc.(a)	20,000	1,753,000
Thermo Fisher Scientific, Inc.	63,900	30,992,778
Waters Corp.*(a)	10,050	3,013,090
West Pharmaceutical Services, Inc.	12,300	3,226,659
		79,064,712
Machinery — 1.5%
Caterpillar, Inc.	79,350	37,861,852
Cummins, Inc.	23,350	9,862,339
Deere & Co.	42,650	19,502,139
Dover Corp.	23,300	3,887,139
Fortive Corp.	57,900	2,836,521
IDEX Corp.(a)	12,800	2,083,328
Illinois Tool Works, Inc.(a)	44,875	11,701,605
Ingersoll Rand, Inc.	61,237	5,059,401
Nordson Corp.	9,200	2,087,940
Otis Worldwide Corp.	66,383	6,069,398
PACCAR, Inc.(a)	88,892	8,739,861
Parker-Hannifin Corp.	21,627	16,396,510
Pentair PLC	28,107	3,113,131
Snap-on, Inc.(a)	8,950	3,101,444
Stanley Black & Decker, Inc.	26,135	1,942,615
Westinghouse Air Brake Technologies Corp.	29,112	5,836,083
Xylem, Inc.	41,200	6,077,000
		146,158,306
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	15,650	4,305,393
Comcast Corp. (Class A Stock)	623,692	19,596,403
Fox Corp. (Class A Stock)(a)	36,466	2,299,546
Fox Corp. (Class B Stock)(a)	24,966	1,430,302
Interpublic Group of Cos., Inc. (The)	63,662	1,776,806
News Corp. (Class A Stock)	64,125	1,969,279
News Corp. (Class B Stock)(a)	21,200	732,460
Omnicom Group, Inc.(a)	33,200	2,706,796
Paramount Skydance Corp. (Class B Stock)(a)	53,686	1,015,739
Trade Desk, Inc. (The) (Class A Stock)*	75,400	3,695,354
		39,528,078
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	243,612	9,554,463
Newmont Corp.(a)	186,003	15,681,913
Nucor Corp.	39,300	5,322,399
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	23,500	$3,276,605
		33,835,380
Multi-Utilities — 0.6%
Ameren Corp.	46,100	4,811,918
CenterPoint Energy, Inc.	110,510	4,287,788
CMS Energy Corp.	50,700	3,714,282
Consolidated Edison, Inc.	61,400	6,171,928
Dominion Energy, Inc.(a)	145,340	8,890,447
DTE Energy Co.	35,100	4,964,193
NiSource, Inc.	79,350	3,435,855
Public Service Enterprise Group, Inc.	84,500	7,052,370
Sempra	111,108	9,997,498
WEC Energy Group, Inc.	54,376	6,230,946
		59,557,225
Office REITs — 0.0%
BXP, Inc.(a)	24,600	1,828,764
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	62,750	1,523,570
Chevron Corp.	325,905	50,609,788
ConocoPhillips	211,518	20,007,488
Coterra Energy, Inc.	130,100	3,076,865
Devon Energy Corp.	107,500	3,768,950
Diamondback Energy, Inc.(a)	31,800	4,550,580
EOG Resources, Inc.	93,000	10,427,160
EQT Corp.	105,700	5,753,251
Expand Energy Corp.	40,300	4,281,472
Exxon Mobil Corp.	722,019	81,407,642
Kinder Morgan, Inc.	327,443	9,269,911
Marathon Petroleum Corp.	51,487	9,923,604
Occidental Petroleum Corp.(a)	120,728	5,704,398
ONEOK, Inc.	106,440	7,766,927
Phillips 66	68,364	9,298,871
Targa Resources Corp.	36,400	6,098,456
Texas Pacific Land Corp.(a)	3,200	2,987,648
Valero Energy Corp.	52,600	8,955,676
Williams Cos., Inc. (The)	208,000	13,176,800
		258,589,057
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	109,800	6,231,150
Southwest Airlines Co.(a)	88,937	2,837,980
United Airlines Holdings, Inc.*	54,800	5,288,200
		14,357,330
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,500	3,480,740
Kenvue, Inc.	324,800	5,271,504
		8,752,244
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	344,690	15,545,519
Eli Lilly & Co.	134,640	102,730,320
Johnson & Johnson	409,146	75,863,851
Merck & Co., Inc.	423,003	35,502,642

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	962,923	$24,535,278
Viatris, Inc.	202,394	2,003,701
Zoetis, Inc.	76,000	11,120,320
		267,301,631
Professional Services — 0.5%
Automatic Data Processing, Inc.	68,510	20,107,685
Broadridge Financial Solutions, Inc.	19,800	4,715,766
Dayforce, Inc.*	26,800	1,846,252
Equifax, Inc.(a)	20,950	5,374,303
Jacobs Solutions, Inc.	20,500	3,072,130
Leidos Holdings, Inc.	21,650	4,090,984
Paychex, Inc.(a)	54,350	6,889,406
Paycom Software, Inc.	8,200	1,706,748
Verisk Analytics, Inc.	23,600	5,935,636
		53,738,910
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	49,600	7,814,976
CoStar Group, Inc.*	71,300	6,015,581
		13,830,557
Residential REITs — 0.2%
AvalonBay Communities, Inc.(a)	24,068	4,649,216
Camden Property Trust	18,100	1,932,718
Equity Residential	57,900	3,747,867
Essex Property Trust, Inc.	10,870	2,909,464
Invitation Homes, Inc.	96,600	2,833,278
Mid-America Apartment Communities, Inc.	19,800	2,766,654
UDR, Inc.	50,900	1,896,534
		20,735,731
Retail REITs — 0.3%
Federal Realty Investment Trust	12,800	1,296,768
Kimco Realty Corp.	114,300	2,497,455
Realty Income Corp.	154,800	9,410,292
Regency Centers Corp.(a)	27,600	2,012,040
Simon Property Group, Inc.	55,211	10,361,448
		25,578,003
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.*	274,795	44,459,083
Analog Devices, Inc.	83,994	20,637,326
Applied Materials, Inc.	135,900	27,824,166
Broadcom, Inc.	796,600	262,806,306
First Solar, Inc.*(a)	18,100	3,991,593
Intel Corp.	743,100	24,931,005
KLA Corp.(a)	22,350	24,106,710
Lam Research Corp.	214,300	28,694,770
Microchip Technology, Inc.	91,000	5,844,020
Micron Technology, Inc.	189,500	31,707,140
Monolithic Power Systems, Inc.	8,120	7,475,597
NVIDIA Corp.	4,132,700	771,079,166
NXP Semiconductors NV (Netherlands)	42,700	9,724,071
ON Semiconductor Corp.*(a)	69,200	3,412,252
QUALCOMM, Inc.	182,650	30,385,654
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Skyworks Solutions, Inc.(a)	25,600	$1,970,688
Teradyne, Inc.	26,900	3,702,516
Texas Instruments, Inc.	153,900	28,276,047
		1,331,028,110
Software — 11.0%
Adobe, Inc.*	71,795	25,325,686
AppLovin Corp. (Class A Stock)*	45,840	32,937,874
Autodesk, Inc.*	36,170	11,490,124
Cadence Design Systems, Inc.*	46,100	16,193,086
Crowdstrike Holdings, Inc. (Class A Stock)*	42,200	20,694,036
Datadog, Inc. (Class A Stock)*	54,700	7,789,280
Fair Isaac Corp.*	4,060	6,075,912
Fortinet, Inc.*	110,300	9,274,024
Gen Digital, Inc.	94,911	2,694,523
Intuit, Inc.	47,240	32,260,669
Microsoft Corp.	1,259,000	652,099,050
Oracle Corp.	280,595	78,914,538
Palantir Technologies, Inc. (Class A Stock)*	385,200	70,268,184
Palo Alto Networks, Inc.*(a)	112,800	22,968,336
PTC, Inc.*(a)	20,400	4,141,608
Roper Technologies, Inc.	18,180	9,066,184
Salesforce, Inc.	161,900	38,370,300
ServiceNow, Inc.*	35,260	32,449,073
Synopsys, Inc.*	31,270	15,428,305
Tyler Technologies, Inc.*(a)	7,240	3,787,678
Workday, Inc. (Class A Stock)*	36,500	8,786,645
		1,101,015,115
Specialized REITs — 0.7%
American Tower Corp.	79,200	15,231,744
Crown Castle, Inc.	73,650	7,106,489
Digital Realty Trust, Inc.	54,200	9,370,096
Equinix, Inc.	16,535	12,950,873
Extra Space Storage, Inc.	35,900	5,059,746
Iron Mountain, Inc.(a)	49,730	5,069,476
Public Storage	26,750	7,726,737
SBA Communications Corp.	18,230	3,524,771
VICI Properties, Inc.	180,000	5,869,800
Weyerhaeuser Co.	123,330	3,057,351
		74,967,083
Specialty Retail — 1.7%
AutoZone, Inc.*	2,830	12,141,379
Best Buy Co., Inc.	33,325	2,520,037
CarMax, Inc.*	26,500	1,189,055
Home Depot, Inc. (The)	168,469	68,261,954
Lowe’s Cos., Inc.	94,875	23,843,036
O’Reilly Automotive, Inc.*	143,700	15,492,297
Ross Stores, Inc.	55,300	8,427,167
TJX Cos., Inc. (The)	190,200	27,491,508
Tractor Supply Co.(a)	89,700	5,101,239
Ulta Beauty, Inc.*	7,670	4,193,573
Williams-Sonoma, Inc.	20,900	4,084,905
		172,746,150

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	2,513,520	$640,017,598
Dell Technologies, Inc. (Class C Stock)	51,100	7,244,447
Hewlett Packard Enterprise Co.	220,366	5,412,189
HP, Inc.	159,266	4,336,813
NetApp, Inc.(a)	33,800	4,003,948
Seagate Technology Holdings PLC	35,650	8,415,539
Super Micro Computer, Inc.*(a)	84,900	4,070,106
Western Digital Corp.	58,468	7,019,668
		680,520,308
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	25,040	2,538,305
Lululemon Athletica, Inc.*	18,400	3,273,912
NIKE, Inc. (Class B Stock)	201,600	14,057,568
Ralph Lauren Corp.	6,700	2,100,852
Tapestry, Inc.	35,100	3,974,022
		25,944,659
Tobacco — 0.6%
Altria Group, Inc.	287,000	18,959,220
Philip Morris International, Inc.	263,600	42,755,920
		61,715,140
Trading Companies & Distributors — 0.3%
Fastenal Co.(a)	194,200	9,523,568
United Rentals, Inc.(a)	10,880	10,386,701
W.W. Grainger, Inc.	7,450	7,099,552
		27,009,821
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	33,050	4,600,229
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	81,900	19,605,222

Total Common Stocks (cost $1,726,151,695)		9,662,399,173
Unaffiliated Exchange-Traded Fund — 1.5%
iShares Core S&P 500 ETF	215,000	143,899,500
(cost $88,844,934)

Total Long-Term Investments (cost $1,814,996,629)		9,806,298,673
Short-Term Investments — 5.3%
Affiliated Mutual Funds — 5.2%
PGIM Core Ultra Short Bond Fund(wb)	186,733,721	186,733,721
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $329,641,539; includes $328,571,131 of cash collateral for securities on loan)(b)(wb)	330,040,070	329,842,046

Total Affiliated Mutual Funds (cost $516,375,260)		516,575,767

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.965%	12/11/25	15,700	$15,580,789
(cost $15,578,436)

Total Short-Term Investments (cost $531,953,696)			532,156,556

TOTAL INVESTMENTS—103.3% (cost $2,346,950,325)			10,338,455,229

Liabilities in excess of other assets(z) — (3.3)%			(327,069,593)

Net Assets — 100.0%			$10,011,385,636

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,478,064; cash collateral of $328,571,131 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
590	S&P 500 E-Mini Index	Dec. 2025	$198,793,125	$1,772,803
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8